REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Property and equipment, net	$ 118,275	$ 87,678
Customer Engagement [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	104,981	68,935
Financial Crime and Compliance [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	9,636	13,192
Not Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,658	$ 5,551